                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [_]; Amendment Number: __________
       This Amendment (Check only one.):  [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brookside Capital Investors, L.P.*
Address:  111 Huntington Avenue
          Boston, MA 02199

Form 13F File Number: 28-06924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Roy Edgar Brakeman, III
Title: Managing Member of Brookside Capital Management, LLC, the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P.

Phone:    (617) 516-2000

Signature, Place, and Date of Signing:

       /s/ Roy Edgar Brakeman, III        Boston, MA             5/17/2004

*The report on Form 13F for the period ended March 31, 2004 for Brookside Capital Investors, L.P. ("BCI-LP") is being filed by Brookside Capital Management, LLC., the general partner of BCI-LP, which is the general partner of Brookside Capital Partners Fund, L.P. Roy Edgar Brakeman, III is the Managing Member of Brookside Capital Management, LLC.

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
       Form 13F File Number    Name
       28-06946                Brookside Capital Partners Fund, L.P.
       28-06625                Brookside Capital Management, LLC